INCOME TAXES - Temporary differences for which the company has recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Recognized in the net earnings	$ 400	$ 400
Property, plant and equipment and Intangible assets
INCOME TAXES
Opening balance	(1,711)	(6,391)
Recognized in the net earnings		4,680
Closing balance		(1,711)
Right-of-use assets
INCOME TAXES
Opening balance	(1,551)	(1,505)
Recognized in the net earnings		(46)
Closing balance		(1,551)
Exploration and evaluation expenses
INCOME TAXES
Opening balance	$ 3,262	7,896
Recognized in the net earnings		(4,634)
Closing balance		$ 3,262